Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial assets
FVTPL (Note 1)	$ 1,070.4	$ 34.8	$ 159.0
FVTOCI (Note 2)	136,483.3		129,607.1
Hedging financial assets	2.3	0.1	13.5
Amortized cost (Note 3)	1,727,306.6		1,283,715.7
Financial assets	1,864,862.6		1,413,495.3
Financial liabilities
FVTPL (Note 4)	116.2		681.9
Hedging financial liabilities	0.8	$ 0.0	9.6
Amortized cost (Note 5)	1,669,270.6		1,355,957.2
Financial liabilities	$ 1,669,387.6		$ 1,356,648.7